July 31, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust
(File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust, (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 47 and, under the Investment Company Act of 1940, as amended, Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Leverage Shares 2X Long FIG Daily ETF, formerly known as the Themes S&P 500 Dynamic Covered Call Strategy ETF (the “Fund”). The amendment is being filed to update the Fund’s name, investment objective and non-fundamental investment policies. The Fund has not yet commenced operations.

Please note that the Trust previously filed 22 single stock leveraged ETFs, which went effective on March 14, 2025 and 13 leverage and inverse leverage ETFs, which went effective on December 4, 2024 (collectively, the “Prior Filings”). All comments provided by the SEC staff on the Prior Filings have been incorporated into this Amendment.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com